SEGMENTED DISCLOSURE INFORMATION - Revenues (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) segment	Dec. 31, 2021 CAD ($)
Geographic segmentation:
Number of reportable segments | segment	1
Revenue	$ 455,579	$ 393,488
Trust's total revenue	100.00%	100.00%
Canada
Geographic segmentation:
Revenue	$ 75,934	$ 65,542
Trust's total revenue	17.00%	17.00%
United States
Geographic segmentation:
Revenue	$ 251,746	$ 203,273
Trust's total revenue	55.00%	51.00%
Austria
Geographic segmentation:
Revenue	$ 59,523	$ 64,994
Trust's total revenue	13.00%	17.00%
Germany
Geographic segmentation:
Revenue	$ 31,823	$ 27,075
Trust's total revenue	7.00%	7.00%
Netherlands
Geographic segmentation:
Revenue	$ 34,945	$ 27,540
Trust's total revenue	8.00%	7.00%
Other Europe
Geographic segmentation:
Revenue	$ 1,608	$ 5,064
Trust's total revenue	0.00%	1.00%